Fees Summary	Nov. 18, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 16,373,000
Previously Paid Amount	0.00
Total Fee Amount	2,506.71
Total Offset Amount	0.00
Net Fee	2,506.71
Narrative - Max Aggregate Offering Price	$ 16,373,000
Final Prospectus	true